INCOME TAXES	3 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
In accordance with IAS 34, Interim Financial Reporting, income tax expense for interim financial statements is calculated on the basis of the average annual tax rate that is expected for the entire fiscal year, adjusted for the tax effect of certain items recognized in the interim period. As such, the effective tax rate in the unaudited condensed consolidated interim financial statements may differ from management’s best estimate of the effective rate.
The effective tax rate was 29.3% and 30.1% for the three months ended March 31, 2026, and 2025, respectively. The decrease in the effective tax rate was primarily driven by a more favorable mix of earnings across jurisdictions, with a higher proportion of income generated in lower-tax jurisdictions in the current period compared to the prior year.
The benefit from higher utilization of foreign tax credits in the current period was partially offset by higher withholding taxes on cross border dividends, royalties, and service fees, which are recorded as a component of income tax expense. The Company continues to evaluate the realizability of foreign tax credit carryforwards and the impact of changes in the geographic distribution of earnings on its overall tax position. For the three months ended March 31, 2026, a loss on debt extinguishment has been reflected in pre-tax income and incorporated into the estimated annual effective tax rate. The related tax treatment includes the application of interest deductibility limitations under Section 163(j), resulting in a portion of the interest expense being disallowed and carried forward for utilization in future periods.
Jurisdictions in which the Company operates have implemented the Organization for Economic Co-operation and Development (“OECD”) Pillar Two Global Minimum Tax rules. Top up taxes, where applicable, will be recognized as incurred in accordance with IAS 12. The Company evaluates the impacts of Pillar Two minimum taxation and in certain jurisdictions qualifies for safe harbour relief. As a result, no material top-up taxes arose for the Company for the three months ended March 31, 2026, and 2025, respectively. The Company will monitor any legislative developments and assess the implications for future reporting periods, as the OECD is expected to publish additional guidance.